Asset Retirement Obligations - Nuclear Decommissioning Asset Retirement Obligation Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	$ (514)	$ (500)	$ (491)